Use of Estimates	12 Months Ended
Dec. 31, 2022
Disclosure Of Use Of Estimates [Abstract]
Use of estimates
5. Use of estimates
The preparation of the Consolidated Financial Statements in accordance with IFRS requires the use of estimates, judgements and assumptions that affect the carrying amounts of assets and liabilities (as well as the assessment of contingent assets and liabilities) and the amount of income and expenses recognized. The estimates and associated assumptions are based on historical experience and on any other factors that are considered to be relevant. Actual results might not fully correspond to estimates.
The estimates and underlying assumptions are reviewed continuously by the Group. The effects of any changes to accounting estimates are recognized in the consolidated statements of profit or loss in the period in which the adjustment is made, or prospectively in future periods.
The items requiring estimates for which there is a risk that a material difference may arise in respect of the carrying amounts of assets and liabilities in the future are discussed below.
5.1 Recoverability of goodwill and brands with indefinite useful life
In accordance with IAS 36 — Impairment of Assets (“IAS 36”), goodwill and brands with indefinite useful life are not amortized and are tested for impairment annually or more frequently if facts or circumstances indicate that the asset may be impaired. The impairment test is performed by comparing the carrying amount and the recoverable amount of the CGU. The recoverable amount of the CGU is the higher of its fair value, less costs of disposal and its value in use.
5.2 Impairment of
non-current
assets with definite useful lives
Non-current
assets with definite useful lives include property, plant and equipment, right-of-us
assets, investment property and intangible assets. The Group periodically reviews the carrying amount of non-current
assets with definite useful lives when events and circumstances indicate that an asset may be impaired. Impairment tests are performed by comparing the carrying amount and the recoverable amount of the CGU. The recoverable amount is the higher of the CGU’s fair value less costs of disposal and its value in use. In assessing the value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the CGU.
5.3 Recoverability of deferred tax assets
The deferred tax assets are recognized on the premise that it is more likely than not that the Group will be able to generate sufficient and suitable future taxable profits from which the reversal of the asset can be deducted. If the Group is unable to generate sufficient taxable profits in certain jurisdictions, or if there is a significant change in the actual effective tax rates or the time period within which the underlying temporary differences become taxable or deductible, the Group could be required to write-off
any deferred tax assets, resulting in an increase in its effective tax rate and an adverse impact on future operating results.

5.4 Provisions for obsolete inventory
Since the Group’s products are subject to market trends and changes in fashion trends, product inventories at the end of the season are subject to impairment. Specifically, the provision for obsolete inventory of finished products reflects management’s estimate of the expected impairment losses on the products of the collections of previous seasons, considering the ability to sell them through the Group’s various distribution channels.
Generally, impairment assumptions involve percentages of impairment that become greater the older the collections are, so as to reflect the decline in selling prices in secondary channels (mainly outlets), and on the other hand, the decrease in the probability of selling them as time goes by.
The provision for obsolete raw materials reflects management’s estimates of the decline in the probability they will be used based on the calculation of slow-moving raw materials.
5.5 Provision for risks
The Group recognizes a liability when facing legal and tax disputes and lawsuits if it believes it is probable that they will require an outflow of financial resources and a reliable estimate can be made of the amount of the potential losses. Given the uncertainty surrounding the outcome of these proceedings, it is hard to reliably estimate the outflow of resources that will be required to settle them, therefore the amount of the provisions for legal and tax disputes may change as a result of future developments in the outstanding proceedings. The Group monitors the status of ongoing lawsuits and proceedings and consults with its legal advisors as well as legal and tax experts.
5.6 Fair value estimates
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. IFRS 13— fair value measurement (“IFRS 13”) establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
5.7 Impact of the Russia-Ukraine conflict on the consolidated financial statements
The direct impact of the Russia-Ukraine conflict was not significant to the Group’s operations because the Group is not present with direct shops in these countries and its presence through the indirect channel is also very limited. In particular, the Group’s total exposure to these two countries before the outbreak of the conflict, was less than

1
%
of consolidated revenues. The Group assessed the impact of the conflict, including direct and indirect factors (increase in energy costs, inflation in the main international markets, increase in interest rates) on the valuation and potential impairment of balance sheet items.